Expense Example, No Redemption - FidelityAdvisorEquityIncomeFund-AMCIZPRO - FidelityAdvisorEquityIncomeFund-AMCIZPRO - Fidelity Advisor Equity Income Fund	Jan. 29, 2025 USD ($)
Fidelity Advisor Equity Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 657
3 Years	831
5 Years	1,019
10 Years	1,564
Fidelity Advisor Equity Income Fund - Class C
Expense Example, No Redemption:
1 Year	164
3 Years	508
5 Years	876
10 Years	1,708
Fidelity Advisor Equity Income Fund - Class M
Expense Example, No Redemption:
1 Year	457
3 Years	684
5 Years	930
10 Years	1,632
Fidelity Advisor Equity Income Fund - Class I
Expense Example, No Redemption:
1 Year	62
3 Years	195
5 Years	340
10 Years	762
Fidelity Advisor Equity Income Fund - Class Z
Expense Example, No Redemption:
1 Year	48
3 Years	151
5 Years	263
10 Years	$ 591